Oil and Gas Interests - Additional Information (Detail)	12 Months Ended
Jun. 30, 2013
Per Barrel Of Oil
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test	94.95
Natural Gas, Per Thousand Cubic Feet
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test	3.62